Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000215155
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	Investor Class
Trading Symbol	TCELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - Investor Class	$160	1.40%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Chinese equities surged over the 12-month period as artificial intelligence (AI) breakthroughs, Beijing’s support for supply-side reforms, and strong liquidity conditions outweighed U.S.-China trade friction and weak economic data. U.S.-China trade relations were marked by periodic tariff threats and export disruptions, but a trade truce in October eased tensions.

  Stock selection in the materials sector contributed to the fund’s performance relative to the MSCI China All Shares Index Net. Our position in CMOC helped as the copper miner reported strong results and benefited from supply disruptions in the mining sector. Consumer staples added value. Our off-benchmark position in Yankershop Food contributed to relative returns as the snack maker gained from evolving consumer preferences, transformation of its sales channels, and supply chain efficiency.

  The industrials and business services sector hurt relative performance. An off-benchmark position in XJ Electric—a supplier of converter valves, a critical component for ultra-high-voltage transmission lines—weighed on relative returns. Our underweight allocation to the communication services sector, which outperformed the benchmark, held back relative returns. Not owning Tencent Holdings detracted from relative performance.

  The fund seeks to identify investment opportunities beyond China’s 100 largest companies in terms of market capitalization. The rapid advances in the AI infrastructure buildout, shifts in consumer preferences, and targeted reforms to mitigate overcapacity have opened pathways for us to identify businesses poised to benefit from China’s evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/10/19
China Evolution Equity Fund (Investor Class)	29.12%	1.55%	8.47%
MSCI China All Shares Index Net (Regulatory/Strategy Benchmark)	29.04	-0.52	4.31

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 63,685,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 140,000
InvestmentCompanyPortfolioTurnover	104.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$63,685 Number of Portfolio Holdings57
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	26.6%
Information Technology	26.2
Materials	12.5
Consumer Discretionary	11.7
Real Estate	8.5
Communication Services	4.2
Consumer Staples	3.4
Energy	2.6
Health Care	1.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	4.1%
CMOC Group	3.6
CRRC	3.0
Hongfa Technology	2.8
Yunnan Aluminium	2.8
Kanzhun	2.8
King Yuan Electronics	2.8
OmniVision Integrated Circuits Group	2.6
MPI	2.5
Kingboard Laminates Holdings	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000215156
Shareholder Report [Line Items]
Fund Name	China Evolution Equity Fund
Class Name	I Class
Trading Symbol	TRCLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Evolution Equity Fund - I Class	$119	1.04%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Chinese equities surged over the 12-month period as artificial intelligence (AI) breakthroughs, Beijing’s support for supply-side reforms, and strong liquidity conditions outweighed U.S.-China trade friction and weak economic data. U.S.-China trade relations were marked by periodic tariff threats and export disruptions, but a trade truce in October eased tensions.

  Stock selection in the materials sector contributed to the fund’s performance relative to the MSCI China All Shares Index Net. Our position in CMOC helped as the copper miner reported strong results and benefited from supply disruptions in the mining sector. Consumer staples added value. Our off-benchmark position in Yankershop Food contributed to relative returns as the snack maker gained from evolving consumer preferences, transformation of its sales channels, and supply chain efficiency.

  The industrials and business services sector hurt relative performance. An off-benchmark position in XJ Electric—a supplier of converter valves, a critical component for ultra-high-voltage transmission lines—weighed on relative returns. Our underweight allocation to the communication services sector, which outperformed the benchmark, held back relative returns. Not owning Tencent Holdings detracted from relative performance.

  The fund seeks to identify investment opportunities beyond China’s 100 largest companies in terms of market capitalization. The rapid advances in the AI infrastructure buildout, shifts in consumer preferences, and targeted reforms to mitigate overcapacity have opened pathways for us to identify businesses poised to benefit from China’s evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/10/19
China Evolution Equity Fund (I Class)	29.74%	1.94%	8.88%
MSCI China All Shares Index Net (Regulatory/Strategy Benchmark)	29.04	-0.52	4.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 63,685,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 140,000
InvestmentCompanyPortfolioTurnover	104.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$63,685 Number of Portfolio Holdings57
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	26.6%
Information Technology	26.2
Materials	12.5
Consumer Discretionary	11.7
Real Estate	8.5
Communication Services	4.2
Consumer Staples	3.4
Energy	2.6
Health Care	1.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

China Resources Mixc Lifestyle Services	4.1%
CMOC Group	3.6
CRRC	3.0
Hongfa Technology	2.8
Yunnan Aluminium	2.8
Kanzhun	2.8
King Yuan Electronics	2.8
OmniVision Integrated Circuits Group	2.6
MPI	2.5
Kingboard Laminates Holdings	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless